John Hancock Multifactor Emerging Markets ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	75 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	2.88%
John Hancock Dimensional Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	3.45%	4.29%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	2.20%	3.19%
Performance Inception Date	Sep. 27, 2018
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.27%	1.73%	2.69%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	1.82%	2.55%